Condensed Consolidated Statements Of Operations And Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 2,984	$ 10,688	$ 9,088	$ 22,254	$ 23,446	$ 15,393
Cost of revenue	27,382	26,908	74,476	86,805	129,943	182,168
Gross loss	(24,398)	(16,220)	(65,388)	(64,551)	(106,497)	(166,775)
Operating expenses:
Professional fees	150,510	25,665	252,307	99,960	170,071	134,770
General and administrative	318,368	160,339	851,525	428,615	551,584	489,877
Compensation and related costs	47,272	91,723	227,741	255,021	329,044	306,827
Stock based compensation	191,185	25,684	1,228,598	73,918	124,357	166,095
Total operating expenses	707,335	303,411	2,560,171	857,514	1,175,056	1,097,569
Loss from operations	(731,733)	(319,631)	(2,625,559)	(922,065)	(1,281,553)	(1,264,344)
Other expense (income):
Interest on promissory notes	77,856	41,182	239,099	133,544	178,043	167,551
Amortization of debt discounts and other fees	11,005	12,000	12,839	249,270	249,270	587,198
Extinguishment of debt			224,812			67,694
Forgiveness of accrued interest payable on note payable					(238,151)
Loss on share exchange agreement with related party					76,926
Other expense (income)	(3)	(215)	(218)	75,325	(1,606)	(906)
Total other expense (income)	88,858	52,967	476,532	458,139	264,482	821,537
Loss before provision for income taxes					(1,546,035)	(2,085,881)
Provision for income taxes
Net loss	(820,591)	(372,598)	(3,102,091)	(1,380,204)	(1,546,035)	(2,085,881)
Loss attributable to non-controlling interest	(201,452)	(101,395)	(940,256)	(270,713)	(404,372)	(223,804)
Net loss attributable to Brazil Minerals, Inc. stockholders	$ (619,139)	$ (271,203)	$ (2,161,835)	$ (1,109,491)	$ (1,141,663)	$ (1,862,077)
Basic and diluted loss per share
Net loss per share attributable to Brazil Minerals, Inc. common stockholders
Weighted-average number of common shares outstanding:
Basic and diluted	2,946,874,985	1,107,338,095	2,659,344,430	1,073,824,015	1,271,251,526	802,114,793
Comprehensive loss:
Net loss	$ (820,591)	$ (372,598)	$ (3,102,091)	$ (1,380,204)	$ (1,546,035)	$ (2,085,881)
Foreign currency translation adjustment	6,794	36,603	25,498	(154,524)	(134,914)	(14,852)
Comprehensive loss	(813,797)	(335,995)	(3,076,593)	(1,534,728)	(1,680,949)	(2,100,733)
Comprehensive loss attributable to noncontrolling interests	(185,647)	(20,814)	(940,450)	(190,132)	(345,130)	(223,804)
Comprehensive loss attributable to Brazil Minerals, Inc. stockholders	$ (628,150)	$ (315,181)	$ (2,136,143)	$ (1,344,596)	$ (1,335,819)	$ (1,876,929)